Summary of Significant Accounting Policies - Schedule of Revenues by Services Categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 3,750,352	$ 5,447,879	$ 3,122,324
Revenues continuing operations, percentage	84.00%	100.00%
Revenues from discontinued operations	$ 724,338	$ 5,362
Revenues from discontinued operations, percentage	16.00%
Total revenues	$ 4,474,690	$ 5,453,241
Total revenues, percentage	100.00%	100.00%
Advisory and transaction services [Member]
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 405,308	$ 1,890,814
Revenues continuing operations, percentage	9.00%	35.00%
Corporate business training services [Member]
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 1,051,870	$ 3,232,486
Revenues continuing operations, percentage	23.00%	59.00%
Corporate consulting services [Member]
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 484,563	$ 320,930
Revenues continuing operations, percentage	11.00%	6.00%
Revenues from sales of devices to support AI data collection and analysis [Member]
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 1,561,467
Revenues continuing operations, percentage	35.00%
Others [Member]
Schedule of Revenues by Services Categories [Line Items]
Revenues from continuing operations	$ 247,144	$ 3,649
Revenues continuing operations, percentage	6.00%